3) Risk Management (Details 19) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Total financial assets	R$ 1,466,533,358	R$ 1,257,453,434
Non-current assets held for sale	1,202,488	1,357,026
Investments in associated companies	7,386,840	7,635,612
Premises and equipment, net	14,071,129	14,659,222	R$ 8,826,836
Intangible assets and goodwill, net	14,669,464	14,724,647
Taxes to be offset	15,330,420	15,685,801
Deferred income tax assets	76,984,262	59,570,055
Other assets	8,475,829	7,441,888
Total non-financial assets	138,120,432	121,074,251
Total assets	1,604,653,790	1,378,527,685
Liabilities
Total financial liabilities	1,390,592,326	1,180,044,849
Other reserves	25,582,923	25,239,929
Current income tax liabilities	1,596,284	2,595,277
Deferred income tax assets	1,249,650	1,080,603
Other liabilities	39,515,233	34,023,453
Total non-financial liabilities	67,944,090	62,939,262
Total equity	146,117,374	135,543,574	R$ 124,676,120	R$ 115,556,490
Total equity and liabilities	1,604,653,790	1,378,527,685
Current [member]
Assets
Total financial assets	717,610,173	793,613,145
Non-current assets held for sale	1,202,488	1,357,026
Taxes to be offset	6,586,660	11,569,545
Other assets	7,352,617	7,042,105
Total non-financial assets	15,141,765	19,968,676
Total assets	732,751,938	813,581,821
Liabilities
Total financial liabilities	944,132,182	823,582,682
Other reserves	5,361,434	5,525,041
Current income tax liabilities	1,596,284	2,595,277
Other liabilities	39,323,338	31,246,562
Total non-financial liabilities	46,281,056	39,366,880
Total equity and liabilities	990,413,238	862,949,562
Non Current [Member]
Assets
Total financial assets	748,923,185	463,840,289
Investments in associated companies	7,386,840	7,635,612
Premises and equipment, net	14,071,129	14,659,222
Intangible assets and goodwill, net	14,669,464	14,724,647
Taxes to be offset	8,743,760	4,116,256
Deferred income tax assets	76,984,262	59,570,055
Other assets	1,123,212	399,783
Total non-financial assets	122,978,667	101,105,575
Total assets	871,901,852	564,945,864
Liabilities
Total financial liabilities	446,460,144	356,462,167
Other reserves	20,221,489	19,714,888
Deferred income tax assets	1,249,650	1,080,603
Other liabilities	191,895	2,776,891
Total non-financial liabilities	21,663,034	23,572,382
Total equity	146,117,374	135,543,574
Total equity and liabilities	R$ 614,240,552	R$ 515,578,123